Risk management - Credit risk (Details) € in Millions	1 Months Ended	12 Months Ended			17 Months Ended
	Feb. 22, 2024	Dec. 31, 2023 EUR (€) scenario method phase tranches customer stage	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€) tranches	Dec. 31, 2020 EUR (€)
Disclosure of credit risk exposure [line items]
Collection and recovery management, number of phases | phase		4
Non-performing rate		3.14%	3.08%	3.16%	3.14%
Percentage of total provisions for the most relevant units of the Group		96.00%			96.00%
Maximum exposure to credit risk		€ 953,919.0	€ 949,583.0	€ 903,646.0	€ 953,919.0
Impairment losses		22,778.0	22,854.0	22,125.0
Financial assets		243,203.0	193,716.0	163,853.0	243,203.0
Investments		7,646.0	7,615.0	7,525.0	7,646.0	€ 7,622.0
Credit risk with customers		€ 1,133,898.0	1,124,121.0	1,051,114.0	€ 1,133,898.0
Number of tranches | tranches		4			4
Number of methods used to measure exposure to counterparty credit risk | method		2
Forbearance portfolio		€ 31,963.0			€ 31,963.0
Performing loans, number of days past due criteria		90 days
Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses		€ 2,902.0	2,379.0
Financial assets with modified contractual cash flows while loss allowance measured at lifetime expected credit losses		€ 2,804.0	1,677.0		2,804.0
"Large Exposures" Customers
Disclosure of credit risk exposure [line items]
Number of largest groups | customer		20
Large Exposure Customers, Top Forty
Disclosure of credit risk exposure [line items]
Number of largest groups | customer		40
Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers		€ 35,620.0	34,673.0	33,234.0	35,620.0
Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		235,344.0	245,070.0	247,678.0	€ 235,344.0
Impairment losses		€ 1,066.0	1,032.0	967.0
PD percentage increase from initial recognition		100.00%
Minimum period of irregular positions to consider significant increase in risk		30 days
Number of prospective macroeconomic scenarios | scenario		5
Number of tranches | tranches		4			4
Evolution projection period		5 years
Santander UK plc | Pessimistic scenario 3
Disclosure of credit risk exposure [line items]
Housing price change		(3.10%)
Santander UK plc | Maximum
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2		3.60%
Santander UK plc | Minimum
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2		0.30%
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		€ (286.0)	(226.0)	(215.0)	€ (286.0)
Spain
Disclosure of credit risk exposure [line items]
Percentage decrease in non-performing loans ratio		0.21%
Non-performing rate		3.06%			3.06%
Maximum exposure to credit risk		€ 205,994.0	212,593.0	214,761.0	€ 205,994.0
Impairment losses		€ 3,922.0	4,645.0	6,007.0
Increase (decrease) in credit risk (in percentage)		(5.00%)
Risk exposure associated with instruments sharing characteristic		€ 278,569.0			€ 278,569.0
Percent at risk		25.00%			25.00%
ICO loans		€ 18,997.0	25,428.0		€ 18,997.0
ICO loans, percentage of total portfolio		7.00%			7.00%
Coverage rate		49.00%			49.00%
Increase (decrease) in nonperforming coverage ratio		0.02%
Cost of credit (in percent)		0.62%			0.62%
Decrease in cost of credit (as a percent)		(0.01%)
Increases in instalments paid by clients, variable mortgages					75.00%
ICO loans, market share (in percentage)		39.00%
ICO loans, percentage of SME portfolio		35.00%
Number of tranches | tranches		4			4
Evolution projection period		5 years
Spain | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers		€ 2,448.0	€ 2,971.0	€ 3,591.0	€ 2,448.0
Investments		179.0			179.0
Spain | Foreclosed properties | Project Quasar Investments 2017 S.L.
Disclosure of credit risk exposure [line items]
Investments		155.0			155.0
Spain | Foreclosed Equity Instruments
Disclosure of credit risk exposure [line items]
Investments		€ 14.0			€ 14.0
Spain | SMEs and Corporates
Disclosure of credit risk exposure [line items]
Non-performing rate		5.27%			5.27%
Risk exposure associated with instruments sharing characteristic		€ 107,613.0			€ 107,613.0
Percent at risk		39.00%	35.00%		39.00%
Increase (decrease) in risk exposure		(4.70%)
Increase (decrease) in portfolio of SME		(6.10%)
Decrease in non-performing ratio		0.45%
Spain | Home purchase loans
Disclosure of credit risk exposure [line items]
Percentage decrease in non-performing loans ratio		0.19%
Non-performing rate		1.49%			1.49%
Debt-to-income ratio		24.00%	26.00%	27.00%
Spain | Home purchase loans | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers		€ 276.0			€ 276.0
Spain | Home purchase loans | Retail and commercial banking
Disclosure of credit risk exposure [line items]
Percentage of portfolio with LTV less than defined percent		95.00%
Spain | Home purchase loans | Of which property collateral
Disclosure of credit risk exposure [line items]
Percentage secured by mortgage		99.65%	99.55%	99.33%
Spain | Home purchase loans | Less Than 80% | Maximum
Disclosure of credit risk exposure [line items]
Loan-to-value (LTV) ratio		80.00%
Spain | Construction and property development | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers		€ 2,100.0			2,100.0
Spain | Construction and property development | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic		259.0			259.0
Financial assets		€ 2,433.0	€ 2,327.0	€ 2,625.0	€ 2,433.0	€ 2,871.0
Spain | Construction and property development | Credit impaired | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Non-performing rate		3.04%	4.04%	5.07%	3.04%
Risk exposure associated with instruments sharing characteristic		€ 5.0			€ 5.0
Coverage rate		39.19%	35.11%	30.08%	39.19%
Spain | Gross carrying amount | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers		€ 5,506.0	€ 6,422.0	€ 7,364.0	€ 5,506.0
Spain | Gross carrying amount | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets		2,433.0			2,433.0
Spain | Gross carrying amount | Of which property collateral | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets		2,417.0			2,417.0
Spain | Gross carrying amount | Home purchase loans
Disclosure of credit risk exposure [line items]
Financial assets		61,097.0	63,688.0	62,324.0	61,097.0
Spain | Gross carrying amount | Home purchase loans | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers		473.0			473.0
Spain | Gross carrying amount | Home purchase loans | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets		924.0	1,088.0	1,860.0	924.0
Spain | Gross carrying amount | Home purchase loans | Of which property collateral
Disclosure of credit risk exposure [line items]
Financial assets		60,882.0	63,400.0	61,905.0	60,882.0
Spain | Gross carrying amount | Home purchase loans | Of which property collateral | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets		908.0	1,064.0	1,745.0	908.0
Spain | Gross carrying amount | Construction and property development | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers		4,901.0			4,901.0
Spain | Gross carrying amount | Construction and property development | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets		2,433.0			2,433.0
Spain | Gross carrying amount | Construction and property development | Credit impaired | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets		74.0			74.0
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		(1,230.0)			(1,230.0)
Spain | Accumulated impairment | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers		3,058.0	3,451.0	3,773.0	3,058.0
Spain | Accumulated impairment | Home purchase loans | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers		197.0			197.0
Spain | Accumulated impairment | Construction and property development | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers		€ 2,801.0			€ 2,801.0
United States | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Number of tranches | tranches		4			4
Financial instruments not credit-impaired | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		€ 843,297.0	850,779.0	802,967.0	€ 843,297.0
Impairment losses		3,592.0	3,807.0	4,149.0
Maximum exposure, financial instruments not included elsewhere		598,385.0	538,364.0	349,228.0	598,385.0
Financial instruments not credit-impaired | Stage 1 | Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		205,708.0	221,566.0	223,481.0	205,708.0
Impairment losses		172.0	166.0	135.0
Financial instruments not credit-impaired | Stage 1 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets		176,697.0	148,384.0	133,437.0	176,697.0
Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		76,784.0	66,196.0	69,968.0	76,784.0
Impairment losses		5,055.0	5,195.0	5,103.0
Financial instruments not credit-impaired | Stage 2 and 3 | Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		26,118.0	20,445.0	20,689.0	26,118.0
Impairment losses		498.0	529.0	372.0
Financial instruments not credit-impaired | Stage 2 and 3 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets		203.0	75.0	128.0	203.0
Financial instruments not credit-impaired | Other units | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		68,788.0	123,796.0	102,631.0	68,788.0
Impairment losses		199.0	147.0	408.0
Financial instruments not credit-impaired | Other units | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,504.0	2,902.0	1,870.0	1,504.0
Impairment losses		73.0	123.0	322.0
Financial instruments not credit-impaired | Spain | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		183,324.0	191,349.0	186,353.0	183,324.0
Impairment losses		300.0	507.0	422.0
Financial instruments not credit-impaired | Spain | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		15,134.0	12,351.0	15,647.0	15,134.0
Impairment losses		663.0	666.0	580.0
Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Loans and advances to customers		34,094.0			34,094.0
Financial instruments credit-impaired | Gross carrying amount | Of which property collateral
Disclosure of credit risk exposure [line items]
Loans and advances to customers		10,373.0			10,373.0
Financial instruments credit-impaired | Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers		(14,238.0)			(14,238.0)
Financial instruments credit-impaired | Accumulated impairment | Of which property collateral
Disclosure of credit risk exposure [line items]
Loans and advances to customers		(2,583.0)			(2,583.0)
Financial instruments credit-impaired | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		33,838.0	32,608.0	30,711.0	33,838.0
Impairment losses		14,131.0	13,852.0	12,873.0
Financial instruments credit-impaired | Stage 2 and 3 | Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		3,518.0	3,059.0	3,508.0	3,518.0
Impairment losses		396.0	337.0	460.0
Financial instruments credit-impaired | Stage 2 and 3 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets		461.0	404.0	280.0	461.0
Financial instruments credit-impaired | Other units | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		658.0	2,064.0	2,522.0	658.0
Impairment losses		161.0	294.0	841.0
Financial instruments credit-impaired | Spain | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		7,536.0	8,893.0	12,761.0	7,536.0
Impairment losses		2,959.0	3,472.0	5,005.0
Financial instruments purchased credit impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		€ 743.0	€ 322.0	€ 420.0	743.0
Credit risk
Disclosure of credit risk exposure [line items]
Number of credit risk categories | stage		3
Risk exposure associated with instruments sharing characteristic		€ 1,773,652.0			€ 1,773,652.0
Credit risk | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Percentage of loans covered by specific allowance		25.00%			25.00%
Credit risk | "Large Exposures" Customers
Disclosure of credit risk exposure [line items]
Credit exposure percentage		5.60%			5.60%
Large exposure threshold percentage		10.00%
Maximum percentage of eligible capital allowed under regulation		25.00%
Credit risk | Large Exposure Customers, Top Forty
Disclosure of credit risk exposure [line items]
Credit exposure percentage		8.50%			8.50%
Credit risk | Credit impaired | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Credit exposure percentage		47.00%			47.00%
Percentage of loans covered by specific allowance		44.00%			44.00%
Credit risk | Performing | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Credit exposure percentage		53.00%			53.00%
Credit risk | Of which property collateral | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Percentage of loans secured		45.00%			45.00%
Credit risk | Spain
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic		€ 368,828.0			€ 368,828.0
Local sovereign other than official currency risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic		€ 4,404.0			4,404.0
Percentage of total sovereign risk		1.10%
Non-local sovereign cross border risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic		€ 11,085.0			€ 11,085.0
Percentage of total sovereign risk		2.70%
Europe
Disclosure of credit risk exposure [line items]
Percentage decrease in non-performing loans ratio		0.05%
Non-performing rate		2.32%	2.37%	3.12%	2.32%
Credit risk with customers		€ 624,696.0	€ 639,996.0	€ 636,123.0	€ 624,696.0
Europe | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers		€ 14,495.0	€ 15,186.0	€ 19,822.0	€ 14,495.0
Europe | Spain
Disclosure of credit risk exposure [line items]
Non-performing rate		3.06%	3.27%	4.72%	3.06%
Credit risk with customers		€ 278,569.0	€ 293,197.0	€ 283,953.0	€ 278,569.0
Europe | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers		€ 8,529.0	€ 9,598.0	€ 13,403.0	€ 8,529.0
North America
Disclosure of credit risk exposure [line items]
Non-performing rate		4.09%	3.03%	2.42%	4.09%
Percentage increase in non-performing loans ratio		1.06%
Credit exposure percentage		12.20%			12.20%
Credit risk with customers		€ 190,720.0	€ 185,614.0	€ 149,792.0	€ 190,720.0
North America | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers		€ 7,805.0	€ 5,629.0	€ 3,632.0	€ 7,805.0
North America | United States
Disclosure of credit risk exposure [line items]
Non-performing rate		4.57%	3.25%	2.33%	4.57%
Percentage increase in non-performing loans ratio		1.32%
Risk exposure associated with instruments sharing characteristic		€ 137,893.0			€ 137,893.0
Cost of credit (in percent)		1.92%			1.92%
Percentage increase (decrease) in cost of credit		0.57%
Credit risk with customers		€ 137,893.0	€ 140,452.0	€ 112,808.0	€ 137,893.0
North America | United States | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers		€ 6,303.0	4,571.0	2,624.0	€ 6,303.0
North America | United States | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Non-performing rate		18.26%			18.26%
Maximum exposure to credit risk		€ 28,877.0	31,960.0	29,652.0	€ 28,877.0
Impairment losses		€ 3,327.0	3,356.0	2,837.0
Minimum period of irregular positions to consider significant increase in risk		30 days
Coverage rate		63.00%			63.00%
Increase (decrease) in nonperforming coverage ratio		(0.24%)
Cost of credit (in percent)		6.41%			6.41%
Percentage increase (decrease) in cost of credit		1.73%
Credit risk with customers		€ 28,876.0			€ 28,876.0
Lending, credit risk percentage of group		3.00%
Percentage increase in lending		9.60%
Percentage increase (decrease) in lending excluding exchange rate effect		(6.50%)
Number of prospective macroeconomic scenarios | scenario		4
Percentage increase in nonperforming ratio		6.15%
Number of tranches | tranches		4			4
Evolution projection period		5 years
North America | United States | Santander Consumer USA Holdings Inc. | Auto financing through loan and leasing | Stellantis Group
Disclosure of credit risk exposure [line items]
Increase (decrease) in percentage of leases		(1.80%)
North America | United States | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Non-performing rate		1.64%			1.64%
Percentage increase in non-performing loans ratio		0.56%
Maximum exposure to credit risk		€ 55,983.0	62,072.0	55,153.0	€ 55,983.0
Impairment losses		€ 885.0	707.0	622.0
Minimum period of irregular positions to consider significant increase in risk		30 days
Credit exposure percentage		88.00%			88.00%
Percentage increase (decrease) in cost of credit		0.98%
Credit risk with customers		€ 58,826.0			€ 58,826.0
Lending, credit risk percentage of group		5.00%
Percentage increase in lending		9.10%
Percentage increase (decrease) in lending excluding exchange rate effect		(6.00%)
Number of prospective macroeconomic scenarios | scenario		4
Evolution projection period		5 years
North America | United States | Santander Bank, National Association | Individuals
Disclosure of credit risk exposure [line items]
Credit exposure percentage		51.00%			51.00%
North America | United States | Santander Bank, National Association | Companies
Disclosure of credit risk exposure [line items]
Credit exposure percentage		49.00%			49.00%
North America | United States | Santander Bank, National Association | Maximum
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2		1.20%
North America | United States | Santander Bank, National Association | Minimum
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2		0.20%
North America | Financial instruments not credit-impaired | United States | Stage 1 | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		€ 18,973.0	22,470.0	20,094.0	€ 18,973.0
Impairment losses		597.0	672.0	524.0
North America | Financial instruments not credit-impaired | United States | Stage 1 | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		50,665.0	58,319.0	50,402.0	50,665.0
Impairment losses		409.0	392.0	263.0
North America | Financial instruments not credit-impaired | United States | Stage 2 and 3 | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		4,632.0	5,620.0	7,900.0	4,632.0
Impairment losses		1,019.0	1,232.0	1,741.0
North America | Financial instruments not credit-impaired | United States | Stage 2 and 3 | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		4,424.0	3,294.0	4,274.0	4,424.0
Impairment losses		335.0	241.0	314.0
North America | Financial instruments credit-impaired | United States | Stage 2 and 3 | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		5,272.0	3,870.0	1,658.0	5,272.0
Impairment losses		1,712.0	1,452.0	572.0
North America | Financial instruments credit-impaired | United States | Stage 2 and 3 | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		894.0	459.0	477.0	€ 894.0
Impairment losses		€ 141.0	€ 74.0	€ 45.0
South America
Disclosure of credit risk exposure [line items]
Percentage decrease in non-performing loans ratio		0.48%
Non-performing rate		5.72%	6.20%	4.50%	5.72%
Credit risk with customers		€ 177,380.0	€ 167,348.0	€ 141,874.0	€ 177,380.0
South America | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers		€ 10,142.0	€ 10,381.0	€ 6,387.0	€ 10,142.0
South America | Brazil
Disclosure of credit risk exposure [line items]
Non-performing rate		6.56%	7.57%	4.88%	6.56%
Increase (decrease) in credit risk (in percentage)		11.90%
Risk exposure associated with instruments sharing characteristic		€ 113,937.0			€ 113,937.0
Coverage rate		85.00%	80.00%		85.00%
Cost of credit (in percent)		4.77%	4.79%		4.77%
Credit exposure percentage		10.00%			10.00%
Credit risk with customers		€ 113,937.0	€ 101,801.0	€ 85,702.0	€ 113,937.0
Number of prospective macroeconomic scenarios | scenario		3
Evolution projection period		5 years
Percentage increase in credit risk, excluding exchange rate		6.30%
Lending, credit risk percentage		10.00%
Non-performing loans ratio		6.56%	7.57%		6.56%
Provision for loan loss		€ 4,701.0			€ 4,701.0
Increase (decrease) in provision for loan loss		6.40%
Increase (decrease) in provision for loan loss in local currency (in percentage)		6.00%
South America | Brazil | Stellantis Group
Disclosure of credit risk exposure [line items]
Vehicle production, market share		32.00%			32.00%
South America | Brazil | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers		€ 7,479.0	€ 7,705.0	4,182.0	€ 7,479.0
South America | Brazil | Banco Santander Brasil SA
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		113,409.0	101,466.0	84,683.0	€ 113,409.0
Impairment losses		€ 6,338.0	6,128.0	4,651.0
Minimum period of irregular positions to consider significant increase in risk		30 days
Number of tranches | tranches		4			4
South America | Brazil | Banco Santander Brasil SA | Forecast
Disclosure of credit risk exposure [line items]
Backstop to relative threshold of portfolio, (in percentage)	200.00%
South America | Financial instruments not credit-impaired | Brazil | Stage 1 | Banco Santander Brasil SA
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		€ 96,799.0	85,636.0	75,140.0	€ 96,799.0
Impairment losses		722.0	575.0	1,232.0
South America | Financial instruments not credit-impaired | Brazil | Stage 2 and 3 | Banco Santander Brasil SA
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		9,131.0	8,125.0	5,361.0	9,131.0
Impairment losses		1,078.0	1,219.0	909.0
South America | Financial instruments credit-impaired | Brazil | Stage 2 and 3 | Banco Santander Brasil SA
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		7,479.0	7,705.0	4,182.0	€ 7,479.0
Impairment losses		€ 4,538.0	€ 4,334.0	€ 2,510.0
Digital Consumer Bank
Disclosure of credit risk exposure [line items]
Non-performing rate		2.12%	2.06%	2.13%	2.12%
Percentage increase in non-performing loans ratio		0.06%
Credit risk with customers		€ 135,608.0	€ 125,339.0	€ 116,989.0	€ 135,608.0
Digital Consumer Bank | Credit impaired
Disclosure of credit risk exposure [line items]
Loans and advances to customers		€ 2,877.0	€ 2,583.0	€ 2,490.0	€ 2,877.0
United Kingdom
Disclosure of credit risk exposure [line items]
Non-performing rate		1.42%			1.42%
Percentage increase in non-performing loans ratio		0.21%
Increase (decrease) in credit risk (in percentage)		(2.40%)
Risk exposure associated with instruments sharing characteristic		€ 247,360.0			€ 247,360.0
Percent at risk		22.00%			22.00%
United Kingdom | Santander UK plc
Disclosure of credit risk exposure [line items]
Non-performing rate		1.16%			1.16%
Percentage increase in non-performing loans ratio		0.18%
United Kingdom | Securitised mortgage assets | Santander UK plc
Disclosure of credit risk exposure [line items]
Interest only loans, mortgage portfolio, percentage		22.00%			22.00%
Loan-to-value (LTV) ratio		50.00%
Flexible loans, mortgage portfolio, percentage		3.00%			3.00%
Buy to let mortgages, mortgage portfolio, percentage		9.00%			9.00%
Percentage of portfolio with LTV less than defined percent		85.00%
United Kingdom | Securitised mortgage assets | Santander UK plc | LTV Less Than 70 Percent | Maximum
Disclosure of credit risk exposure [line items]
Loan-to-value (LTV) ratio		70.00%
United Kingdom | Gross carrying amount | Securitised mortgage assets | Santander UK plc
Disclosure of credit risk exposure [line items]
Percent increase (decrease) in portfolio		(5.70%)
Financial assets		€ 200,173.0			€ 200,173.0